CONSTRUCTION-IN-PROGRESS (Details) $ in Thousands		12 Months Ended
	Oct. 26, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		¥ 24,278,032,000			¥ 24,073,759,000
Additions due to business combination	¥ 648,890,000				648,890,000
Transfer in from fixed assets for improvement/modifications (Note 6)		1,311,646,000			206,386,000
Other additions		207,682,000			649,330,000
Transfer to fixed assets (Note 6)		(1,653,431,000)			(1,017,713,000)
Transfer out to fixed assets after improvement/modifications (Note 6)		(1,203,378,000)			(471,035,000)
Impairment		(11,185,000)				¥ (80,393,000)
Closing net book amount		23,617,138,000	$ 3,629,888		24,278,032,000	24,073,759,000
Interest expense capitalised, construction-in-progress		0			0
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		790,308,000			569,573,000
Additions due to business combination					59,992,000
Transfer in from fixed assets for improvement/modifications (Note 6)		1,311,646,000			206,386,000
Other additions		2,185,526,000			1,448,767,000
Transfer to fixed assets (Note 6)		(1,653,431,000)			(1,017,713,000)
Transfer out to fixed assets after improvement/modifications (Note 6)		(1,203,378,000)			(471,035,000)
Impairment					(5,662,000)
Closing net book amount		¥ 1,430,671,000			¥ 790,308,000	¥ 569,573,000

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.